Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Share of net income	$ 49,208	$ 37,133
Equity method investments
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	42,908	11,788
Additions	2,790	0
Share of net income	5,942	2,780
Dividends, repayments of loans and other adjustments	(7,590)	(8,685)
Balance, end of the year	44,050	42,908
Nuna Logistics Partnership | Equity method investments
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Additions	$ 0	$ 37,025